ENVIRONMENTAL MATTERS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) item	Dec. 31, 2017 CAD ($)
Site Contingency [Line Items]
Identified operated manufactured gas plants | item	12
Accrual for environmental loss contingencies	$ 15.4
Regulatory Assets	19.9	$ 13.9
Maximum [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	$ 40.1